Condensed Statement of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares		Additional Paid-in Capital	Accumulated deficit	Preferred shares		Receivables on account of shares	Total
Balance at Dec. 31, 2023				$ 3,526	$ (3,521)	$ 248			$ (191)
Balance (in Shares) at Dec. 31, 2023		10,202	[1]			419	[1]	(196)
Share based payment				35					35
Share based payment (in Shares)
Conversion of convertible loan				225					225
Conversion of convertible loan (in Shares)		794	[1]
Issuance of shares									177
Issuance of shares (in Shares)								177
Classification of warrant liability to equity				316					316
Net loss					(588)				(588)
Balance at Jun. 30, 2024				4,102	(4,109)	$ 248			(26)
Balance (in Shares) at Jun. 30, 2024		10,996	[1]			419	[1]	(19)
Balance at Dec. 31, 2024				10,352	(5,066)				5,286
Balance (in Shares) at Dec. 31, 2024	[1]	16,778
Share based payment				398					398
Issuance of shares, warrants and pre-funded warrants, net (see Note 4)				1,768					1,768
Issuance of shares, warrants and pre-funded warrants, net (see Note 4) (in Shares)	[1]	141,667
Exercise of warrants (see Note 4)				11,100					11,100
Exercise of warrants (see Note 4) (in Shares)	[1]	5,722,318
Net loss					(177)				(177)
Balance at Jun. 30, 2025				$ 23,618	$ (5,243)				$ 18,375
Balance (in Shares) at Jun. 30, 2025	[1]	5,880,763

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 4b.